Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2014 MXN ($)
Sales:
Trade		$ 1,385,899,150	$ 1,065,118,590	$ 1,153,450,357
Services income	$ 562,528	11,130,569	8,974,642	8,310,035
(Reversal) impairment of wells pipelines, properties, plant and equipment, net		151,444,560	(331,314,343)	477,944,690
Benefit from change in pension plan				(92,177,089)
Cost of sales	50,751,509	1,004,204,880	865,822,221	891,964,606
Gross income (loss)	12,199,118	241,380,279	539,585,354	(115,971,815)
Other revenues (expenses), net	261,493	5,174,076	22,649,606	(875,487)
Distribution, transportation and sales expenses	1,106,282	21,889,670	25,231,240	28,928,639
Administrative expenses	6,061,620	119,939,454	112,653,533	112,472,095
Benefit from change in pension plan				(103,860,955)
Operating income (loss)		104,725,231	424,350,187	(154,387,081)
Financing income	817,006	16,165,853	13,749,255	14,990,859
Financing cost	(5,945,638)	(117,644,548)	(98,844,464)	(67,773,593)
Derivative financial instruments (cost) income, net		25,338,324	(14,000,987)	(21,449,877)
Foreign exchange (loss) income, net	1,171,702	23,184,122	(254,012,743)	(154,765,574)
(Loss) profit sharing in joint ventures and associates	18,216	360,440	2,135,845	2,318,115
Taxes, duties and other		332,980,041	264,521,435	331,500,247
Net (loss) income	(14,193,909)	(280,850,619)	(191,144,342)	(712,567,398)
Total current assets	18,372,255		357,815,923	267,200,497	$ 363,526,290
Investments in joint ventures and associates	844,373		20,737,509	24,165,599	16,707,364
Wells, pipelines, properties, plant and equipment, net	72,599,743		1,667,742,248	1,344,483,631	1,436,509,326
Total assets	107,749,252		2,329,886,024	1,775,654,200	2,132,002,114
Total current liabilities	19,666,099		426,189,886	443,407,721	389,127,185
Long-term debt	95,046,956		1,807,004,542	1,300,873,167	1,880,665,604
Employee benefits	63,600,101		1,220,409,436	1,279,385,441	1,258,436,122
Total liabilities	183,676,636		3,562,894,171	3,107,330,098	3,634,354,499
Equity (deficit), net	$ (75,927,384)		(1,233,008,147)	(1,331,675,898)	(1,502,352,385)	$ (767,720,854)
Depreciation and amortization		156,704,513	150,439,491	167,951,250
Net periodic cost of employee benefits			109,738,416	62,549,142	108,073,075
Acquisition of wells, pipelines, properties, plant and equipment		93,979,817	155,735,343	264,857,811
Exploration and Production [member]
Sales:
Intersegment		762,637,362	616,380,615	690,642,133
(Reversal) impairment of wells pipelines, properties, plant and equipment, net		129,350,315	(271,709,433)	394,396,580
Benefit from change in pension plan				(46,368,308)
Cost of sales		391,089,410	359,064,884	427,158,621
Gross income (loss)		242,197,637	529,025,164	(84,544,760)
Other revenues (expenses), net		10,204,045	27,346,794	(7,957,202)
Administrative expenses		58,539,119	54,509,047	18,454,281
Benefit from change in pension plan				(17,853,725)
Operating income (loss)		193,862,563	501,862,911	(93,102,518)
Financing income		121,293,404	56,040,129	25,852,078
Financing cost		(136,378,338)	(109,946,363)	(90,822,360)
Derivative financial instruments (cost) income, net		(1,613,874)
Foreign exchange (loss) income, net		10,043,316	(217,166,718)	(132,165,427)
(Loss) profit sharing in joint ventures and associates		(75,195)	(21,164)	(473,082)
Taxes, duties and other		338,169,260	276,647,448	376,682,705
Net (loss) income		(151,037,384)	(45,878,653)	(667,394,014)
Total current assets			983,260,710	709,252,019	1,036,063,541
Investments in joint ventures and associates			139,523	919,654	64,328
Wells, pipelines, properties, plant and equipment, net			1,176,504,263	966,144,619	945,945,889
Total assets			2,206,418,541	1,698,909,240	2,058,036,405
Total current liabilities			340,011,451	278,507,394	284,656,058
Long-term debt			1,737,109,328	1,252,239,594	1,826,843,268
Employee benefits			362,312,386	379,150,943	372,032,958
Total liabilities			2,533,221,665	1,985,557,185	2,570,412,398
Equity (deficit), net			(326,803,124)	(286,647,945)	(512,375,993)
Depreciation and amortization		127,742,568	124,329,921	144,567,149
Net periodic cost of employee benefits			32,617,215	23,608,485	32,794,386
Acquisition of wells, pipelines, properties, plant and equipment		67,845,989	70,418,370	184,786,051
Industrial Transformation [member]
Sales:
Trade		857,456,146	648,088,013	740,190,020
Intersegment		150,360,283	117,096,378	126,294,195
Services income		6,116,937	5,565,604	7,549,061
(Reversal) impairment of wells pipelines, properties, plant and equipment, net		15,952,092	(52,498,881)	76,442,079
Benefit from change in pension plan				(45,808,781)
Cost of sales		1,004,683,554	823,763,927	876,531,944
Gross income (loss)		(6,702,280)	(515,051)	(33,131,966)
Other revenues (expenses), net		1,515,538	19,964,654	1,243,040
Distribution, transportation and sales expenses		26,049,566	50,792,317	35,292,527
Administrative expenses		38,994,887	34,183,846	40,529,587
Benefit from change in pension plan				(39,975,450)
Operating income (loss)		(70,231,195)	(65,526,560)	(67,735,590)
Financing income		11,427,907	11,056,345	2,789,535
Financing cost		(2,398,643)	(3,188,892)	(13,738,104)
Derivative financial instruments (cost) income, net		5,835	3,172	6,463
Foreign exchange (loss) income, net		4,924,209	(12,858,875)	(7,364,486)
(Loss) profit sharing in joint ventures and associates		485,224	649,520	671,868
Taxes, duties and other				1,839,021
Net (loss) income		(55,786,663)	(69,865,290)	(87,209,335)
Total current assets			795,237,287	313,801,630	570,380,888
Investments in joint ventures and associates			257,159	6,687,977	4
Wells, pipelines, properties, plant and equipment, net			311,432,174	246,463,069	286,423,735
Total assets			1,107,094,580	567,486,579	857,196,306
Total current liabilities			666,467,674	104,569,842	459,130,165
Long-term debt			31,495,027	16,707,005	25,437,147
Employee benefits			575,277,374	609,492,623	588,573,518
Total liabilities			1,278,138,290	735,280,560	1,077,108,748
Equity (deficit), net			(171,043,710)	(167,793,981)	(219,912,442)
Depreciation and amortization		17,935,112	17,425,472	20,916,796
Net periodic cost of employee benefits			52,886,397	21,392,600	52,538,989
Acquisition of wells, pipelines, properties, plant and equipment		14,678,182	32,254,531	68,935,841
Cogeneration and Services [member]
Sales:
Intersegment		114,233	51,913
Services income		334,755	132,521
Cost of sales		472,732	166,721	2,793
Gross income (loss)		(23,744)	17,713	(2,793)
Other revenues (expenses), net		2,646
Distribution, transportation and sales expenses		13,581	8,232	1,448
Administrative expenses		37,679	32,126	47,670
Operating income (loss)		(72,358)	(22,645)	(51,911)
Financing income		147
Financing cost		(19,882)	(12,055)	2,110
Foreign exchange (loss) income, net				(7,509)
Net (loss) income		(92,093)	(34,700)	(57,310)
Total current assets			388,422	655,239	179,807
Total assets			388,423	655,240	179,807
Total current liabilities			472,236	469,524	531,580
Employee benefits			191,876	61,171
Total liabilities			664,829	530,696	531,580
Equity (deficit), net			(276,406)	124,544	(351,773)
Net periodic cost of employee benefits			5,860	(298)
Drilling and Services [member]
Sales:
Intersegment		3,400,456	1,981,754	1,511,970
Services income		41,741	70,112
Cost of sales		468,171	143,956	706,896
Gross income (loss)		2,974,026	1,907,910	805,074
Other revenues (expenses), net		(31,454)	591,704	38
Distribution, transportation and sales expenses			6
Administrative expenses		888,776	983,560	8,553
Operating income (loss)		2,053,796	1,516,048	796,559
Financing income		57,313	72,995	43,690
Financing cost		(795,947)	(642,711)	(95,280)
Foreign exchange (loss) income, net		227,365	(1,570,317)	(92,046)
Taxes, duties and other		276,967	(481,581)	197,491
Net (loss) income		1,265,560	(142,404)	455,432
Total current assets			6,032,213	2,171,717	6,871,148
Wells, pipelines, properties, plant and equipment, net			21,023,629	22,647,454	18,956,882
Total assets			27,673,598	24,917,981	26,220,748
Total current liabilities			3,894,121	1,981,652	2,201,936
Long-term debt			12,489,423	12,031,849	11,258,734
Employee benefits			441,127	417,817	333,212
Total liabilities			16,853,202	14,431,318	13,886,424
Equity (deficit), net			10,820,396	10,486,663	12,334,324
Depreciation and amortization		2,368,123	2,559,357	612,741
Net periodic cost of employee benefits			31,491		39,697
Acquisition of wells, pipelines, properties, plant and equipment		418,283	2,053,139
Logistics [member]
Sales:
Intersegment		70,671,871	68,316,958	598,853
Services income		3,714,941	2,813,887	10,355,988
(Reversal) impairment of wells pipelines, properties, plant and equipment, net			(5,829,520)	5,829,519
Cost of sales		50,926,263	61,248,584	10,727,462
Gross income (loss)		23,460,549	15,711,781	(5,602,140)
Other revenues (expenses), net		(24,134,436)	(27,189,969)	26,941
Distribution, transportation and sales expenses		73,526	148,215	3,009
Administrative expenses		7,459,928	7,175,451	104,794
Operating income (loss)		(8,207,341)	(18,801,854)	(5,683,002)
Financing income		1,622,827	373,301	37
Financing cost		(2,307,427)	(481,741)	(61,153)
Foreign exchange (loss) income, net		613,099	(1,118,537)	(11,090)
(Loss) profit sharing in joint ventures and associates		(74)
Taxes, duties and other		(7,444,967)	(10,010,686)	(2,069,848)
Net (loss) income		(833,949)	(10,018,145)	(3,685,360)
Total current assets			22,087,801	49,162,929	49,391,784
Investments in joint ventures and associates					18,336
Wells, pipelines, properties, plant and equipment, net			86,695,514	58,078,603	119,647,553
Total assets			130,824,921	111,307,038	191,895,993
Total current liabilities			19,824,792	14,698,159	44,521,371
Long-term debt			4,382,109	4,850,905	2,814,640
Employee benefits			571,702	368,036	1,842,892
Total liabilities			29,336,417	19,917,100	56,706,251
Equity (deficit), net			101,488,504	91,389,938	135,189,742
Depreciation and amortization		4,562,140	2,230,557	337,364
Net periodic cost of employee benefits			30,340	(310)	(4,954)
Acquisition of wells, pipelines, properties, plant and equipment		5,189,409	26,344,495	1,544,224
Fertilizers [member]
Sales:
Trade		4,123,006	3,873,403	1,494,478
Intersegment		642,965	900,464	209,970
Services income		2,339	1,908	236
(Reversal) impairment of wells pipelines, properties, plant and equipment, net		1,935,500
Cost of sales		6,001,259	5,506,198	1,707,548
Gross income (loss)		(3,168,449)	(730,423)	(2,864)
Other revenues (expenses), net		9,013	32,710	14,680
Distribution, transportation and sales expenses		528,370	185,168	4,416
Administrative expenses		352,537	731,479	152,404
Operating income (loss)		(4,040,343)	(1,614,360)	(145,004)
Financing income		2,248	4,358	3,503
Financing cost		(211,004)	(20,217)
Foreign exchange (loss) income, net		(20,925)	(29,263)	(3,600)
Net (loss) income		(4,270,024)	(1,659,482)	(145,101)
Total current assets			1,724,967	1,594,643	3,155,476
Investments in joint ventures and associates				8,500
Wells, pipelines, properties, plant and equipment, net			7,771,634	7,405,969	5,713,998
Total assets			9,556,469	9,034,376	8,923,456
Total current liabilities			2,995,088	1,486,468	6,455,246
Employee benefits			20,362	12,533	98,361
Total liabilities			3,015,450	1,499,001	6,556,050
Equity (deficit), net			6,541,019	7,535,375	2,367,406
Depreciation and amortization		422,930	481,241	158,505
Net periodic cost of employee benefits			(1,178)		(1,999)
Acquisition of wells, pipelines, properties, plant and equipment		219,152	889,420	320,762
Ethylene [member]
Sales:
Trade		12,621,648	15,392,552	4,551,413
Intersegment		1,565,757	1,764,438	473,990
Services income		26,733	60,141	17,893
(Reversal) impairment of wells pipelines, properties, plant and equipment, net			(1,276,509)	1,276,512
Cost of sales		14,272,340	13,936,213	4,965,414
Gross income (loss)		(58,202)	4,557,427	(1,198,630)
Other revenues (expenses), net		23,030	63,989	19,909
Distribution, transportation and sales expenses		334,663	481,727	62,071
Administrative expenses		1,105,554	2,101,834	519,351
Operating income (loss)		(1,475,389)	2,037,855	(1,760,143)
Financing income		46,113	64,582	7,728
Financing cost		(1,964)	(2,980)
Foreign exchange (loss) income, net		(10,486)	(2,843)	(2,802)
Net (loss) income		(1,441,726)	2,096,614	(1,755,217)
Total current assets			5,817,262	4,988,511	3,994,381
Wells, pipelines, properties, plant and equipment, net			20,086,650	18,480,684	19,008,822
Total assets			26,007,319	23,705,118	23,142,045
Total current liabilities			3,879,828	4,534,980	2,183,654
Employee benefits			21,893	3,611	105,033
Total liabilities			3,901,722	4,538,591	2,308,890
Equity (deficit), net			22,105,597	19,166,527	20,833,155
Depreciation and amortization		1,688,493	1,395,232	442,504
Net periodic cost of employee benefits			1,424		(12,561)
Acquisition of wells, pipelines, properties, plant and equipment		475,196	1,724,690	1,882,108
Trading Companies [member]
Sales:
Trade		508,539,112	395,118,117	407,214,446
Intersegment		539,193,190	405,293,283	353,137,149
Services income		66,621	236,230	661,683
Cost of sales		1,031,997,901	783,691,245	749,655,199
Gross income (loss)		15,801,022	16,956,385	11,358,079
Other revenues (expenses), net		307,212	3,412,711	1,666,783
Distribution, transportation and sales expenses		375,482	229,432	428,613
Administrative expenses		1,564,859	1,157,182	1,967,581
Operating income (loss)		14,167,893	18,982,482	10,628,668
Financing income		905,405	1,098,079	1,147,870
Financing cost		(1,328,827)	(1,342,351)	(1,299,580)
Derivative financial instruments (cost) income, net		(772,143)	(1,951,959)	1,347,323
Foreign exchange (loss) income, net		(4,318)	174,866	(49,190)
(Loss) profit sharing in joint ventures and associates		1,049,809	1,586,503	2,056,259
Taxes, duties and other		1,972,718	7,380,870	5,134,176
Net (loss) income		12,045,101	11,166,750	8,697,174
Total current assets			125,081,531	73,116,155	158,414,445
Investments in joint ventures and associates			17,568,893	11,845,489	15,805,506
Wells, pipelines, properties, plant and equipment, net			6,691,813	3,045,704	6,739,231
Total assets			155,376,864	93,266,620	186,808,899
Total current liabilities			78,894,485	34,749,438	112,046,527
Long-term debt			3,597,938	3,607,840	2,712,654
Employee benefits			(749,034)	(59,581)	(966,238)
Total liabilities			86,885,889	41,420,792	116,842,881
Equity (deficit), net			68,490,975	51,845,828	69,966,018
Depreciation and amortization		(19,798)	86,707	84,493
Net periodic cost of employee benefits			(552,735)	(119,819)	16,166
Acquisition of wells, pipelines, properties, plant and equipment		321,145	1,019,484	677,314
Corporate and Other Operating Subsidiary Companies [member]
Sales:
Trade		3,159,238	2,646,505
Intersegment		79,031,944	50,683,175	18,296,515
Services income		826,502	473,415	505,032
(Reversal) impairment of wells pipelines, properties, plant and equipment, net		4,206,653
Cost of sales		33,033,923	7,260,043	2,791,350
Gross income (loss)		45,777,108	46,543,052	16,010,197
Other revenues (expenses), net		(5,344,872)	(906,183)	2,219,539
Distribution, transportation and sales expenses		59,043	49,162	254
Administrative expenses		62,001,641	60,497,232	61,609,813
Benefit from change in pension plan				(46,031,780)
Operating income (loss)		(21,628,448)	(14,909,525)	2,651,449
Financing income		145,907,795	125,964,466	110,816,691
Financing cost		(239,003,771)	(163,400,779)	(87,289,616)
Derivative financial instruments (cost) income, net		27,718,506	(12,052,200)	(22,803,663)
Foreign exchange (loss) income, net		7,411,862	(21,441,056)	(15,069,424)
(Loss) profit sharing in joint ventures and associates		(212,666,494)	(117,426,818)	(749,900,890)
Taxes, duties and other		6,063	(9,014,616)	(50,283,298)
Net (loss) income		(292,266,613)	(194,251,296)	(711,312,155)
Total current assets			613,881,578	275,582,816	506,187,594
Investments in joint ventures and associates			(247,349,711)	(242,233,405)	(465,026,224)
Wells, pipelines, properties, plant and equipment, net			37,536,571	22,217,529	34,073,216
Total assets			2,359,024,145	1,443,189,885	2,111,740,735
Total current liabilities			1,497,612,971	1,157,183,570	1,439,097,882
Long-term debt			1,757,315,685	1,285,676,066	1,837,690,559
Employee benefits			282,321,750	289,938,288	296,416,386
Total liabilities			3,553,477,189	2,747,910,113	3,587,988,972
Equity (deficit), net			(1,194,453,044)	(1,304,720,228)	(1,476,248,237)
Depreciation and amortization		2,004,945	1,931,004	831,698
Net periodic cost of employee benefits			24,719,602	17,668,484	22,703,351
Acquisition of wells, pipelines, properties, plant and equipment		4,832,461	21,031,214	6,711,511
Intersegment Eliminations [member]
Sales:
Intersegment		(1,607,618,061)	(1,262,468,978)	(1,191,164,775)
Services income			(379,176)	(10,779,858)
Cost of sales		(1,528,740,673)	(1,188,959,550)	(1,182,282,621)
Gross income (loss)		(78,877,388)	(73,888,604)	(19,662,012)
Other revenues (expenses), net		22,623,354	(666,804)	1,890,785
Distribution, transportation and sales expenses		(5,544,561)	(26,663,019)	(6,863,699)
Administrative expenses		(51,005,526)	(48,718,224)	(10,921,939)
Operating income (loss)		296,053	825,835	14,411
Financing income		(265,097,306)	(180,925,000)	(125,670,273)
Financing cost		264,801,255	180,193,625	125,530,390
(Loss) profit sharing in joint ventures and associates		211,567,170	117,347,804	749,963,960
Net (loss) income		$ 211,567,172	117,442,264	749,838,488
Total current assets			(2,195,695,848)	(1,163,125,162)	(1,971,112,774)
Investments in joint ventures and associates			250,121,645	246,937,384	465,845,414
Total assets			(3,692,478,836)	(2,196,817,877)	(3,332,142,280)
Total current liabilities			(2,187,862,760)	(1,154,773,306)	(1,961,697,234)
Long-term debt			(1,739,384,968)	(1,274,240,092)	(1,826,091,398)
Total liabilities			(3,942,600,482)	(2,443,755,258)	(3,797,987,695)
Equity (deficit), net			$ 250,121,646	$ 246,937,381	$ 465,845,415